Warrants Liability (Details)									1 Months Ended	9 Months Ended		12 Months Ended
	Mar. 20, 2026 USD ($) shares	Jun. 25, 2025 shares	Jun. 24, 2025 USD ($) $ / shares shares	Jun. 24, 2025 CAD ($) shares	Mar. 28, 2025 USD ($)	Mar. 06, 2025 USD ($)	Jan. 20, 2025 USD ($)	Dec. 13, 2024 USD ($)	Jul. 31, 2025 shares	Sep. 30, 2026 USD ($) shares	Sep. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Sep. 30, 2026 $ / shares	Dec. 31, 2025 $ / shares	Sep. 30, 2025 $ / shares	Dec. 31, 2024 $ / shares
Warrants Liability (Details) [Line Items]
Fair value of the warrants
Gain on change in fair value											$ 1,003,355
Weighted average exercise price, Outstanding (in Dollars) (in Dollars per share) | $ / shares													$ 3.75	$ 1,737.65	$ 236.17	$ 250.33
Total gross proceeds										823,011
March Twenty Two Thousand Twenty Six Member
Warrants Liability (Details) [Line Items]
Gain on change in fair value										59,903
Warranty contingent liability [member]
Warrants Liability (Details) [Line Items]
Gain on change in fair value
Warranty contingent liability [member] | December Twenty Twenty Four Warrants [Member]
Warrants Liability (Details) [Line Items]
Warrants liability								$ 245,147			$ 3,078,745
Fair value of the warrants
Gain on change in fair value
Total warrants outstanding were exercised (in Shares) | shares		80,000
Class B subordinate voting shares (in Shares) | shares		66,315
Warranty contingent liability [member] | March sixth, two thousand twenty five [Member]
Warrants Liability (Details) [Line Items]
Warrants liability						$ 38,702						1,585,056
Fair value of the warrants
Gain on change in fair value												197,181
Total warrants outstanding were exercised (in Shares) | shares		10,309
Class B subordinate voting shares (in Shares) | shares		8,986
Warranty contingent liability [member] | January twentieth, twenty twenty five [Member]
Warrants Liability (Details) [Line Items]
Warrants liability							$ 405,656
Total warrants outstanding were exercised (in Shares) | shares		152,577
Class B subordinate voting shares (in Shares) | shares		133,002
Warranty contingent liability [member] | August 2020 Warrants [Member]
Warrants Liability (Details) [Line Items]
Warrants liability					$ 1,218,875
Fair value of the warrants
Gain on change in fair value												2,346,711
Total warrants outstanding were exercised (in Shares) | shares			8,500	8,500					175,420
Class B subordinate voting shares (in Shares) | shares									137,927
Weighted average exercise price, Outstanding (in Dollars) (in Dollars per share) | $ / shares			$ 7
Total gross proceeds			$ 43,257	$ 59,500
Warranty contingent liability [member] | March Twenty Two Thousand Twenty Six Member
Warrants Liability (Details) [Line Items]
Warrants liability	$ 1,241,265
Fair value of the warrants										3,239,724
Gain on change in fair value										$ 1,250,651
Total warrants outstanding were exercised (in Shares) | shares										529,994
Class B subordinate voting shares (in Shares) | shares										352,549
Issued warrants attached to convertible debenture (in Shares) | shares	1,249,984
Fair value of remaining warrants (in Shares) | shares										719,990
Warrant liability outstanding										$ 2,167,602